ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2025
ACCRUED EXPENSES AND OTHER LIABILITIES
ACCRUED EXPENSES AND OTHER LIABILITIES

17.ACCRUED EXPENSES AND OTHER LIABILITIES

The components of accrued expenses and other liabilities are as follows:

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$
Accrued expenses*	547,626	461,212	65,952
Salaries and welfare payable	83,003	107,053	15,308
Business and other taxes payable	32,708	30,277	4,330
Contractual liabilities	46,151	95,698	13,685
Other payables	136,706	110,324	15,776
	846,194	804,564	115,051
*

As of December 31, 2024 and 2025, accrued expenses mainly consisted of payables for property, plant and equipment, accrued interest expense for bank and other borrowings and other accrued expenses. The decrease in 2025 was mainly due to the decrease in accrued interest expense for bank and other borrowings and other accrued expenses.